Total
Horizon Active Asset Allocation Fund
SUMMARY SECTIONS HORIZON ACTIVE ASSET ALLOCATION FUND
Investment Objective. The investment objective of the Horizon Active Asset Allocation Fund (the “Allocation Fund”) is capital appreciation.
Fees and Expenses of the Allocation Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Allocation Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses - Horizon Active Asset Allocation Fund		Advisor Class	Institutional Class	Investor Class
Management Fees		0.99%	0.99%	0.99%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Expense Recoupment	[1]	none	none	0.11%
Remainder of Other Expenses		0.17%	0.17%	0.16%
Other Expenses		0.17%	0.17%	0.27%
Shareholder Servicing Expenses		none	none	0.10%
Acquired Fund Fees and Expenses	[2]	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses	[3]	1.56%	1.31%	1.51%
[1]	The Allocation Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), has contractually agreed to waive its fees and reimburse expenses of the Allocation Fund, at least until March 31, 2022, so that the Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); payments, if any, under a Rule 12b-1 Distribution Plan or Shareholder Servicing Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses (such as litigation)) do not exceed 1.17% of average daily net assets for each of the Advisor Class, Investor Class and Institutional Class shares; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by Horizon, within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment. This expense waiver agreement can only be terminated by a majority of the Fund’s trustees that are not “interested persons” of the Trust (as defined under the Investment Company Act of 1940, as amended) or a majority of the outstanding shares of the Fund.
[2]	This number represents the combined total fees and operating expenses of the underlying funds owned by the Allocation Fund and is not a direct expense incurred by the Allocation Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Allocation Fund, the operating expenses set forth in the Allocation Fund’s financial highlights do not include this figure.
[3]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio to average net assets included in the Allocation Fund’s financial highlights section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Allocation Fund loaned its portfolio securities.

Example. This Example is intended to help you compare the cost of investing in the Allocation Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Allocation Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Allocation Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Horizon Active Asset Allocation Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisor Class	159	493	850	1,856
Institutional Class	133	415	718	1,579
Investor Class	154	454	776	1,689

Portfolio Turnover. The Allocation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Allocation Fund’s performance. During the most recent fiscal year ended November 30, 2020, the Allocation Fund’s portfolio turnover rate was 208% of the average value of the portfolio.

Principal Investment Strategies of the Allocation Fund

The Allocation Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), seeks to achieve the Allocation Fund’s investment objective by allocating assets across one or more of the following sectors of the global securities markets:

•	U.S. Common Stocks

•	Foreign Developed Market Common Stocks

•	Emerging Market Common Stocks

•	Real Estate Investment Trusts (“REITs”)

•	Government Bonds

•	Corporate Bonds

•	International Bonds

•	Municipal Bonds

•	High Yield Bonds

Horizon selects asset classes using a flexible approach that allocates the Allocation Fund’s portfolio between asset classes that Horizon believes offer the opportunity for the highest projected return for a given amount of risk. This flexible approach to investing typically seeks to maximize returns by adjusting portfolio asset-allocations among various asset classes based upon near-term forecasts. Horizon assesses projected return and expected risk using a multi-disciplined approach consisting of economic, quantitative and fundamental analysis. Horizon expects to engage in frequent buying and selling of securities to achieve the Allocation Fund’s investment objective.

Horizon typically executes the Allocation Fund’s strategy by investing in exchange-traded funds (“ETFs”). Potential ETFs are reviewed for sufficient trading liquidity and fit within overall portfolio diversification needs prior to investment. Horizon may also invest in non-ETF securities, such as individual securities or baskets of securities, when it believes such investments may offer higher return and/or lower risk than an ETF or when Horizon believes such investments will provide strategic exposure to a specific sector or market segment. Horizon expects that the Allocation Fund will typically hold no more than 30 ETF positions.

Horizon selects ETFs without restriction as to the issuer country, capitalization, currency, or maturity or credit quality of the securities held by each ETF. Under normal market conditions, the Allocation Fund invests a majority of its assets in ETFs that invest primarily in equity securities; however, certain ETFs in which the Allocation Fund may invest may invest primarily in fixed income securities, including, without limitation, lower-quality fixed income securities commonly known as “high yield” or “junk” bonds, which are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). In addition, the Allocation Fund may buy or write options on puts or calls for investment purposes, to hedge other investments or to generate option premiums for the Allocation Fund, and may implement such investments through option combinations such as spreads, straddles, strangles and collars.

The Allocation Fund’s option strategies may involve options combinations, such as spreads or collars. In “spread” transactions, the Allocation Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. When the Allocation Fund engages in spread transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. A “collar” position combines a put option purchased by the Allocation Fund (the right of the Allocation Fund to sell a specific security within a specified period) with a call option that is written by the Allocation Fund (the right of the counterparty to buy the same security) in a single instrument, and the Allocation Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option; however, downside protection may be limited as compared to just owning a single option. There is no limit on the number or size of the options transactions in which the Allocation Fund may engage; however, the Allocation Fund will not use options for the purpose of increasing the Allocation Fund’s leverage with respect to any portfolio investment.

The Allocation Fund will typically sell portfolio securities to adjust portfolio allocations as described above, to seek to secure gains or limit potential losses, or when Horizon otherwise believes it is in the best interest of the Allocation Fund.

Principal Risks of the Allocation Fund

Many factors affect the Allocation Fund’s performance. The Allocation Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Allocation Fund invests. The Allocation Fund is not federally insured or guaranteed by any government agency. You may lose money by investing in the Allocation Fund.

Management Risk. The ability of the Allocation Fund to meet its investment objective is directly related to the allocation of the Allocation Fund’s assets. Horizon may allocate the Allocation Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Allocation Fund’s value may be adversely affected.

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Allocation Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Allocation Fund to potentially significant losses. If the Allocation Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Allocation Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Allocation Fund’s participation in gains above the price of the call option are forfeited in return for receiving the call option premium. To the extent the Allocation Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Allocation Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

ETF Risk. You will indirectly pay fees and expenses charged by the ETFs in addition to the Allocation Fund’s direct fees and expenses. As a result, the cost of investing in the Allocation Fund will be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF and its underlying investments. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), liquidity risk (risk that the Allocation Fund cannot dispose of its shares of the ETF promptly without a reduction in value) and risks associated with fixed income securities or foreign currencies.

Fluctuation of Net Asset Value (“NAV”); Unit Premiums and Discounts. The NAV of the shares of the ETFs in which the Allocation Fund may invest will generally fluctuate with changes in the market value of the ETF’s securities holdings and supply and demand of the ETF’s shares on the exchanges on which the ETF’s shares are traded. The market prices of an ETF’s shares may deviate significantly from the NAV of the ETF’s shares during periods of market volatility or reduced liquidity. If the Allocation Fund purchases an ETF’s shares at a time when the market price is at a premium to the NAV of the ETF’s shares or sells at a time when the market price is at a discount to the NAV of the ETF’s shares, then the Allocation Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Quantitative Model Risk. The Allocation Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Allocation Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Allocation Fund’s portfolio. Any of these factors could cause the Allocation Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Turnover Risk. As a result of its trading strategies, the Allocation Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses, which may lower the performance of the Allocation Fund, and may also result in the realization of short-term capital gains. The Allocation Fund must generally distribute realized capital gains to shareholders, increasing the Allocation Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains, which are taxed to shareholders at ordinary income tax rates.

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Emerging Markets Risk. In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Equity Securities Risk. Equity securities typically have greater price volatility than fixed income securities. The market price of equity securities owned by the Allocation Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Fixed Income Risk. The value of investments in fixed income securities, options on fixed income securities and securities in which the underlying investments are fixed income securities, are expected to fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed income securities owned by the Allocation Fund or its underlying investments. Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment. Issuers may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Focus Risk. To the extent that the Allocation Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Allocation Fund’s performance.

Foreign Currency Risk. Foreign currency-linked investments risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies in which the underlying investment is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Securities Risk. Investing in securities issued by companies whose principal business activities are outside the United States, or investing in American Depositary Receipts (“ADRs”) or ETFs focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, and they are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of greater price volatility and possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets from foreign markets, political or financial instability, or diplomatic and other developments, which could affect such investments.

High Yield or Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Allocation Fund’s service providers or counterparties, issuers of securities held by the Allocation Fund, or other market participants may adversely affect the Allocation Fund and its shareholders, including by causing losses for the Allocation Fund or impairing its operations.

Real Estate Risk. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

Smaller and Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Performance

The bar chart illustrates the risks of investing in Investor Class shares of the Allocation Fund by showing the Allocation Fund’s average returns for each calendar year since inception. The Average Annual Total Returns table shows how the Allocation Fund’s average annual returns compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Allocation Fund may invest. The Allocation Fund’s past performance, before and after taxes, is not necessarily an indication of how the Allocation Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

The Allocation Fund is the successor to the investment performance of the Predecessor Allocation Fund as a result of the reorganization of the Predecessor Allocation Fund into the Allocation Fund on February 8, 2016. Accordingly, the performance information shown prior to February 8, 2016 is that of the Predecessor Allocation Fund. The Predecessor Allocation Fund was also advised by Horizon and had substantially the same investment objective, strategies and policies as the Allocation Fund.

Calendar Year Returns as of December 31 Investor Class

During the period shown in the bar chart, the best performance for a quarter was 18.28% (for the quarter ended June 30, 2020). The worst performance was -22.34% (for the quarter ended March 31, 2020).
Active Asset Allocation Fund Average Annual Total Returns
Average Annual Total Returns - Horizon Active Asset Allocation Fund	1 Year	5 Years	Since Inception [1]	Inception Date
Investor Class	14.73%	10.04%	9.16%	Jan. 31, 2012
Investor Class | After Taxes on Distributions	12.88%	8.09%	7.25%	Jan. 31, 2012
Investor Class | After Taxes on Distributions and Sales	9.78%	7.17%	6.54%	Jan. 31, 2012
Advisor Class	14.67%	9.94%	10.06%	Sep. 04, 2015
Institutional Class	14.88%		11.32%	Sep. 09, 2016
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	14.86%	Jan. 31, 2012
S&P Global BMI ex-US Index (reflects no deduction for fees, expenses or taxes)	11.73%	9.15%	6.96%	Jan. 31, 2012
[1]	Investor Class shares commenced operations on January 31, 2012. Advisor Class shares commenced operations on September 4, 2015, and Institutional Class shares commenced operations on September 9, 2016. Index information is since inception of Investor Class shares.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Allocation Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. The S&P Global BMI ex-U.S. Index is a comprehensive, rules-based index that represents the composition of global stock markets. Investors cannot invest directly in an index.

Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Allocation Fund during the periods shown.

Horizon Active Risk Assist Fund
HORIZON ACTIVE RISK ASSIST® FUND

Investment Objective: The investment objective of the Horizon Active Risk Assist® Fund (the “Risk Assist Fund”) is to capture the majority of the returns associated with equity market investments, while mitigating downside risk through use of a risk overlay strategy (the “Risk Assist strategy”).

Fees and Expenses of the Risk Assist Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Risk Assist Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Horizon Active Risk Assist Fund		Advisor Class	Institutional Class	Investor Class
Management Fees		0.99%	0.99%	0.99%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Expense Recoupment	[1]	0.01%	none	0.01%
Remainder of Other Expenses		0.19%	0.16%	0.16%
Other Expenses		0.20%	0.16%	0.17%
Shareholder Servicing Expenses		none	none	0.10%
Acquired Fund Fees and Expenses	[2]	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	[3]	1.55%	1.26%	1.37%
[1]	The Risk Assist Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), has contractually agreed to waive its fees and reimburse expenses of the Risk Assist Fund, at least until March 31, 2022, so that the Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); payments, if any, under a Rule 12b-1 Distribution Plan or Shareholder Servicing Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses (such as litigation)) do not exceed 1.17% of average daily net assets for each of the Advisor Class, Investor Class and Institutional Class shares; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by Horizon, within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment. This expense waiver agreement can only be terminated by a majority of the Fund’s trustees that are not “interested persons” of the Trust (as defined under the Investment Company Act of 1940, as amended) or a majority of the outstanding shares of the Fund.
[2]	This number represents the combined total fees and operating expenses of the underlying funds owned by the Risk Assist Fund and is not a direct expense incurred by the Risk Assist Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Risk Assist Fund, the operating expenses set forth in the Risk Assist Fund’s financial highlights do not include this figure.
[3]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio to average net assets included in the Risk Assist Fund’s financial highlights section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Risk Assist Fund loaned its portfolio securities.

Example: This Example is intended to help you compare the cost of investing in the Risk Assist Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Risk Assist Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Risk Assist Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Horizon Active Risk Assist Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisor Class	158	487	840	1,835
Institutional Class	128	400	692	1,523
Investor Class	139	432	746	1,636

Portfolio Turnover. The Risk Assist Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Risk Assist Fund’s performance. During the most recent fiscal period ended November 30, 2020, the Risk Assist Fund’s portfolio turnover rate was 462% of the average value of the portfolio.

Principal Investment Strategies of the Risk Assist Fund

The Risk Assist Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), seeks to achieve the Risk Assist Fund’s investment objective by using a multi-discipline active asset allocation investment approach. Horizon allocates the Risk Assist Fund’s assets across various sectors of the global securities markets. In addition, Horizon seeks to mitigate downside risk through its Risk Assist strategy, which is an active risk reduction strategy intended to guard against large declines in an equity portfolio.

Global Securities Strategy

Horizon executes its global securities allocation strategy by allocating assets across one or more of the following sectors of the global securities markets:

•	U.S. Common Stocks

•	Foreign Developed Market Common Stocks

•	Emerging Market Common Stocks

•	Real Estate Investment Trusts (“REITs”)

•	Government Bonds

•	Corporate Bonds

•	International Bonds

•	Municipal Bonds

•	High Yield Bonds

Horizon selects asset classes using a flexible approach that allocates the Risk Assist Fund’s portfolio between asset classes that Horizon believes offer the opportunity for the highest projected return for a given amount of risk. This flexible approach to investing typically seeks to maximize returns by adjusting portfolio asset-allocations among various asset classes based upon near-term forecasts. Horizon assesses projected return and expected risk using a multi-disciplined approach consisting of economic, quantitative and fundamental analysis. Horizon expects to engage in frequent buying and selling of securities to achieve the Risk Assist Fund’s investment objective.

Horizon typically executes the Risk Assist Fund’s strategy by investing in exchange-traded funds (“ETFs”) or baskets of securities. Potential ETFs are reviewed for sufficient trading liquidity and fit within overall portfolio diversification needs prior to investment. Horizon may also invest individual securities when it believes such investments may offer higher return and/or lower risk than an ETF or when Horizon believes such investments will provide strategic exposure to a specific sector or market segment.

Horizon selects ETFs without restriction as to the issuer country, capitalization, currency, or maturity or credit quality of the securities held by each ETF. Under normal market conditions, the Risk Assist Fund invests a majority of its assets in ETFs that invest primarily in equity securities; however, certain ETFs in which the Risk Assist Fund may invest primarily in fixed income securities, including, without limitation, lower-quality fixed income securities commonly known as “high yield” or “junk” bonds, which are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). In addition, the Risk Assist Fund may buy or write options on puts or calls for investment purposes, to hedge other investments or to generate option premiums for the Risk Assist Fund, and may implement such investments through option combinations such as spreads, straddles, strangles and collars.

The Risk Assist Fund’s option strategies may involve options combinations, such as spreads or collars. In “spread” transactions, the Risk Assist Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. When the Risk Assist Fund engages in spread transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. A “collar” position combines a put option purchased by the Risk Assist Fund (the right of the Risk Assist Fund to sell a specific security within a specified period) with a call option that is written by the Risk Assist Fund (the right of the counterparty to buy the same security) in a single instrument, and the Risk Assist Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option; however, downside protection may be limited as compared to just owning a single option. There is no limit on the number or size of the options transactions in which the Risk Assist Fund may engage; however, the Risk Assist Fund will not use options for the purpose of increasing the Risk Assist Fund’s leverage with respect to any portfolio investment.

Additional Overlay: Risk Assist Strategy

Under the Risk Assist strategy, Horizon continually measures market conditions with a specific focus on characteristics that indicate abnormal or severe risk conditions (such as increases in market volatility and decreases in global equity markets), in order to apply a proprietary process that prompts a risk reduction of the portfolio. Horizon executes this strategy by investing up to 100% of the Risk Assist Fund’s portfolio in U.S. Treasuries or U.S. Treasury-focused securities, which may include, without limitation, Treasury bonds, Treasury notes, Treasury Inflated Protection Securities (collectively, “U.S. Treasury Securities”), U.S. Government money market funds, exchange traded options on U.S. Treasury Securities, repurchase agreements fully collateralized by U.S. Treasury Securities, or ETFs that invest in any of the foregoing. The Risk Assist Fund may invest in U.S. Treasury Securities without regard to maturity or duration.

Although Horizon may allocate 100% of the Risk Assist Fund’s assets to the Risk Assist strategy, it is not required to. Instead, Horizon employs the Risk Assist strategy in stages, and Horizon may allocate between 0% and 100% of the Risk Assist Fund’s assets to the Risk Assist strategy, depending on Horizon’s determination of current market risk.

The Risk Assist Fund will typically sell portfolio securities to adjust portfolio allocations as described above, to seek to secure gains or limit potential losses, or when Horizon otherwise believes it is in the best interest of the Risk Assist Fund.

The Risk Assist Fund’s algorithm also includes a process by which it systematically raises the loss tolerance limit in an effort to protect investment gains within the portfolio. The result of this process is referred to as a “ratchet”. To implement the ratchet, Horizon first determines the lowest portfolio value that the algorithm is calculated to accommodate during any 12-month period. As the Risk Assist’s portfolio value grows (typically when the portfolio has experienced 3-5% of appreciation, depending on market conditions), the Risk Assist algorithm will increase (i.e., “ratchet” up) the value of the loss tolerance limit in an attempt to protect those gains.

Risk Assist is a registered trademark of Horizon Investments, LLC and is used herein with its permission.

Principal Risks of the Risk Assist Fund

Many factors affect the Risk Assist Fund’s performance. The Risk Assist Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Risk Assist Fund invests. The Risk Assist Fund is not federally insured or guaranteed by any government agency. You may lose money by investing in the Risk Assist Fund.

Management Risk. The ability of the Risk Assist Fund to meet its investment objective is directly related to the allocation of the Risk Assist Fund’s assets. Horizon may allocate the Risk Assist Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Risk Assist Fund’s value may be adversely affected.

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Risk Assist Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Risk Assist Fund to potentially significant losses. If the Risk Assist Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Risk Assist Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Risk Assist Fund’s participation in gains above the price of the call option are forfeited in return for receiving the call option premium. To the extent the Risk Assist Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Risk Assist Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

ETF Risk. You will indirectly pay fees and expenses charged by the ETFs in addition to the Risk Assist Fund’s direct fees and expenses. As a result, the cost of investing in the Risk Assist Fund will be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF and its underlying investments. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), liquidity risk (risk that the Risk Assist Fund cannot dispose of its shares of the ETF promptly without a reduction in value) and risks associated with fixed income securities or foreign currencies.

Fluctuation of Net Asset Value (“NAV”); Unit Premiums and Discounts. The NAV of the shares of the ETFs in which the Risk Assist Fund may invest will generally fluctuate with changes in the market value of the ETF’s securities holdings and supply and demand of the ETF’s shares on the exchanges on which the ETF’s shares are traded. The market prices of an ETF’s shares may deviate significantly from the NAV of the ETF’s shares during periods of market volatility or reduced liquidity. If the Risk Assist Fund purchases an ETF’s shares at a time when the market price is at a premium to the NAV of the ETF’s shares or sells at a time when the market price is at a discount to the NAV of the ETF’s shares, then the Risk Assist Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Risk Assist Strategy Risk. There can be no guarantee that the Risk Assist strategy, including the ratchet function, will be successful in preventing losses in the Risk Assist Fund’s portfolio. Because the Risk Assist strategy may be implemented in stages, the Risk Assist Fund may have market exposure during times when the Risk Assist strategy is being implemented. To the extent that the Risk Assist strategy is implemented, the Risk Assist Fund will likely not benefit from capital appreciation or income from the equity markets.

Fixed Income Risk. The value of investments in fixed income securities, options on fixed income securities and securities in which the underlying investments are fixed income securities, are expected to fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed income securities owned by the Risk Assist Fund or its underlying investments. Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment. Issuers may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Quantitative Model Risk. The Risk Assist Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Risk Assist Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Risk Assist Fund’s portfolio. Any of these factors could cause the Risk Assist Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Turnover Risk. As a result of its trading strategies, the Risk Assist Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses, which may lower the performance of the Risk Assist Fund, and may also result in the realization of short-term capital gains. The Risk Assist Fund must generally distribute realized capital gains to shareholders, increasing the Risk Assist Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains, which are taxed to shareholders at ordinary income tax rates.

Emerging Markets Risk. In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Equity Securities Risk. Equity securities typically have greater price volatility than fixed income securities. The market price of equity securities owned by the Risk Assist Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Focus Risk. To the extent that the Risk Assist Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Risk Assist Fund’s performance.

Foreign Currency Risk. Foreign currency-linked investment risk includes market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies in which the Risk Assist Fund’s underlying investments are long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Securities Risk. Investing in securities issued by companies whose principal business activities are outside the United States, or investing in American Depositary Receipts (“ADRs”) or ETFs focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, and they are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of greater price volatility and possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets from foreign markets, political or financial instability, or diplomatic and other developments, which could affect such investments.

High Yield or Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Risk Assist Fund’s service providers or counterparties, issuers of securities held by the Risk Assist Fund, or other market participants may adversely affect the Risk Assist Fund and its shareholders, including by causing losses for the Risk Assist Fund or impairing its operations.

Real Estate Risk. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

Smaller and Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Performance

The bar chart illustrates the risks of investing in Investor Class shares of the Risk Assist Fund by showing the Risk Assist Fund’s average returns for each calendar year since inception. The Average Annual Total Returns table shows how the Risk Assist Fund’s average annual returns compare with those of a broad measure of market performance, as well as additional indices that reflect the market sectors in which the Risk Assist Fund may invest. The Risk Assist Fund’s past performance, before and after taxes, is not necessarily an indication of how the Risk Assist Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

The Risk Assist Fund is the successor to the investment performance of the Predecessor Risk Assist Fund as a result of the reorganization of the Predecessor Risk Assist Fund into the Risk Assist Fund on February 8, 2016. Accordingly, the performance information shown prior to February 8, 2016 is that of the Predecessor Risk Assist Fund. The Predecessor Risk Assist Fund was also advised by Horizon and had substantially the same investment objective, strategies and policies as the Risk Assist Fund.

Calendar Year Returns as of December 31 Investor Class

During the period shown in the bar chart, the best performance for a quarter was 13.17% (for the quarter ended December 31, 2020). The worst performance was -16.67% (for the quarter ended March 31, 2020).

Active Risk Assist Fund Average Annual Total Returns
Average Annual Total Returns - Horizon Active Risk Assist Fund	1 Year	5 Years	Since Inception [1]	Inception Date
Investor Class	4.26%	5.77%	3.83%	Aug. 29, 2014
Investor Class | After Taxes on Distributions	4.17%	5.05%	3.23%	Aug. 29, 2014
Investor Class | After Taxes on Distributions and Sales	2.59%	4.27%	2.80%	Aug. 29, 2014
Advisor Class	4.11%	5.65%	5.51%	Sep. 04, 2015
Institutional Class	4.39%		6.61%	Sep. 09, 2016
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	12.66%	Aug. 29, 2014
S&P Global BMI ex-US Index (reflects no deduction for fees, expenses or taxes)	11.73%	9.15%	4.97%	Aug. 29, 2014
Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.51%	4.44%	3.75%	Aug. 29, 2014
[1]	Investor Class shares commenced operations on August 29, 2014. Advisor Class shares commenced operations on September 4, 2015, and Institutional Class shares commenced operations on September 9, 2016. Index information is since inception of Investor Class shares.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Risk Assist Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. The S&P Global BMI ex-US Index is a comprehensive, rules-based index that represents the composition of global stock markets. The Bloomberg Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Investors cannot invest directly in an index.

Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Risk Assist Fund during the periods shown.

Horizon Active Income Fund
HORIZON ACTIVE INCOME FUND
Investment Objective: The investment objective of the Horizon Active Income Fund (the “Income Fund”) is income.
Fees and Expenses of the Income Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Horizon Active Income Fund		Advisor Class	Institutional Class	Investor Class
Management Fees		0.77%	0.77%	0.77%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Other Expenses		0.15%	0.16%	0.18%
Shareholder Servicing Expenses		none	none	0.10%
Acquired Fund Fees and Expenses	[1]	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses	[2]	1.40%	1.16%	1.28%
[1]	This number represents the combined total fees and operating expenses of the underlying funds owned by the Income Fund and is not a direct expense incurred by the Income Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Income Fund, the operating expenses set forth in the Income Fund’s financial highlights do not include this figure.
[2]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio to average net assets included in the Income Fund’s financial highlights section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Income Fund loaned its portfolio securities.

Example. This Example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Income Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Horizon Active Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisor Class	143	443	766	1,680
Institutional Class	118	368	638	1,409
Investor Class	130	406	702	1,545

Portfolio Turnover. The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Income Fund’s performance. During the fiscal period ended November 30, 2020, the Income Fund’s portfolio turnover rate was 225% of the average value of the portfolio.

Principal Investment Strategies of the Income Fund

The Income Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), seeks to achieve the Income Fund’s investment objective by allocating assets across various sectors of the global securities markets. Horizon executes this strategy by investing in “income-producing securities”, which Horizon defines as including any of the following: equity securities that are expected to pay a dividend; fixed-income securities; cash equivalents; sovereign debt (including U.S. treasuries); fixed and floating rate securities of publicly traded companies; convertible bonds; preferred stock; master limited partnerships (“MLPs”); mortgage-backed securities (“MBS”); and real estate investment trusts (“REITs”).

Horizon selects asset classes using a flexible approach that allocates the Income Fund’s portfolio between asset classes that Horizon believes offer the opportunity for the highest projected return for a given amount of risk. This flexible approach to investing typically seeks to maximize returns by adjusting portfolio asset-allocations among various asset classes based upon near-term forecasts. Horizon assesses projected return and expected risk using a multi-disciplined approach consisting of economic, quantitative and fundamental analysis. Horizon expects to engage in frequent buying and selling of securities to achieve the Income Fund’s investment objective.

Horizon typically executes the Income Fund’s strategy by investing in exchange-traded funds (“ETFs”), but it is not required to do so. Potential ETFs are reviewed for sufficient trading liquidity and fit within overall portfolio diversification needs prior to investment. Horizon may also invest in non-ETF securities, such as individual securities or baskets of securities, when it believes such investments may offer higher return and/or lower risk than an ETF or when Horizon believes such investments will provide strategic exposure to a specific sector or market segment.

The Income Fund will invest primarily in U.S. Dollar denominated securities, but may also invest a portion of its assets in non-U.S. Dollar denominated securities. Horizon selects portfolio investments without restriction as to the issuer country, capitalization, currency, maturity or credit quality. In addition, the Income Fund may buy or write options on puts or calls for investment purposes, to hedge other investments or to generate option premiums for the Income Fund, and may implement such investments through option combinations such as spreads, straddles, strangles and collars.

The Income Fund’s option strategies may involve options combinations, such as spreads or collars. In “spread” transactions, the Income Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. When the Income Fund engages in spread transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. A “collar” position combines a put option purchased by the Income Fund (the right of the Income Fund to sell a specific security within a specified period) with a call option that is written by the Income Fund (the right of the counterparty to buy the same security) in a single instrument, and the Income Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option; however, downside protection may be limited as compared to just owning a single option. There is no limit on the number or size of the options transactions in which the Income Fund may engage; however, the Income Fund will not use options for the purpose of increasing the Income Fund’s leverage with respect to any portfolio investment.

The Income Fund will typically sell portfolio securities to adjust portfolio allocations as described above, to seek to secure gains or limit potential losses, or when Horizon otherwise believes it is in the best interest of the Income Fund.

Principal Risks of the Income Fund.

Many factors affect the Income Fund’s performance. The Income Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Income Fund invests. The Income Fund is not federally insured or guaranteed by any government agency. You may lose money by investing in the Income Fund.

Management Risk. The ability of the Income Fund to meet its investment objective is directly related to the allocation of the Income Fund’s assets. Horizon may allocate the Income Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Income Fund’s value may be adversely affected.

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Income Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Income Fund to potentially significant losses. If the Income Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Income Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Income Fund’s participation in gains above the price of the call option are forfeited in return for receiving the call option premium. To the extent the Income Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Income Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

ETF Risk. You will indirectly pay fees and expenses charged by the ETFs in addition to the Income Fund’s direct fees and expenses. As a result, the cost of investing in the Income Fund will be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF and its underlying investments. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), liquidity risk (risk that the Income Fund cannot dispose of its shares of the ETF promptly without a reduction in value) and risks associated with fixed income securities or foreign currencies.

Fluctuation of Net Asset Value (“NAV”); Unit Premiums and Discounts. The NAV of the shares of the ETFs in which the Income Fund may invest will generally fluctuate with changes in the market value of the ETF’s securities holdings and supply and demand of the ETF’s shares on the exchanges on which the ETF’s shares are traded. The market prices of an ETF’s shares may deviate significantly from the NAV of the ETF’s shares during periods of market volatility or reduced liquidity. If the Income Fund purchases an ETF’s shares at a time when the market price is at a premium to the NAV of the ETF’s shares or sells at a time when the market price is at a discount to the NAV of the ETF’s shares, then the Income Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Fixed Income Risk. The value of investments in fixed income securities, options on fixed income securities and securities in which the underlying investments are fixed income securities, are expected to fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed income securities owned by the Income Fund or its underlying investments. Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment. Issuers may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Credit Risk. Issuers of fixed-income securities may default on their obligations to make interest and principal payments. Generally, securities with lower debt ratings carry a greater risk that the issuer will default on its payment obligations. Fixed-income securities rated in the fourth classification by Moody’s (Baa) and S&P (BBB) or lower (sometimes referred to as “junk bonds”) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities. These securities can also be thinly traded or have restrictions on resale, which can make them difficult to sell or adversely affect their market value.

Interest Rate Risk. When the Income Fund invests in bonds (either directly or through underlying investments), the value of your investment in the Income Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Income Fund or its underlying investments. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

High Yield or Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).

MBS Risk. MBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity, reducing overall returns.

MLP Risk. Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income.

Non-U.S. Government Debt Risk. An investment in debt obligations of non-U.S. governments and their political subdivisions (“sovereign debt”) involves special risks that are not present in corporate debt obligations, including increased volatility and possible foreign government interference. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward its principal international lenders and local political constraints.

Quantitative Model Risk. The Income Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Income Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Income Fund’s portfolio. Any of these factors could cause the Income Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Turnover Risk. As a result of its trading strategies, the Income Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses, which may lower the performance of the Income Fund, and may also result in the realization of short-term capital gains. The Income Fund must generally distribute realized capital gains to shareholders, increasing the Income Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains, which are taxed to shareholders at ordinary income tax rates.

Emerging Markets Risk. In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Equity Securities Risk. Equity securities typically have greater price volatility than fixed income securities. The market price of equity securities owned by the Income Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Focus Risk. To the extent that the Income Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Income Fund’s performance.

Foreign Currency Risk. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Income Fund’s underlying investments are long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Securities Risk. Investing in securities issued by companies whose principal business activities are outside the United States, or investing in American Depositary Receipts (“ADRs”) or ETFs focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, and they are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of greater price volatility and possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets from foreign markets, political or financial instability, or diplomatic and other developments, which could affect such investments.

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Income Fund’s service providers or counterparties, issuers of securities held by the Risk Assist Fund, or other market participants may adversely affect the Income Fund and its shareholders, including by causing losses for the Income Fund or impairing its operations.

Real Estate Risk. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

Performance

The bar chart illustrates the risks of investing in Investor Class shares of the Income Fund by showing the Income Fund’s average returns for each calendar year since inception. The Average Annual Total Returns table shows how the Income Fund’s average annual returns compare with those of a broad measure of market performance. The Income Fund’s past performance, before and after taxes, is not necessarily an indication of how the Income Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

The Income Fund is the successor to the investment performance of the Predecessor Income Fund as a result of the reorganization of the Predecessor Income Fund into the Income Fund on February 8, 2016. Accordingly, the performance information shown prior to February 8, 2016 is that of the Predecessor Income Fund. The Predecessor Income Fund was also advised by Horizon and had substantially the same investment objective, strategies and policies as the Income Fund.

Calendar Year Returns as of December 31 Investor Class

During the period shown in the bar chart, the best performance for a quarter was 3.84% (for the quarter ended March 31, 2019). The worst performance was -4.27% (for the quarter ended December 31, 2016).

Active Income Fund Average Annual Total Returns
Average Annual Total Returns - Horizon Active Income Fund	1 Year	5 Years	Since Inception [1]	Inception Date
Investor Class	7.65%	2.82%	2.06%	Sep. 30, 2013
Investor Class | After Taxes on Distributions	6.86%	1.87%	1.23%	Sep. 30, 2013
Investor Class | After Taxes on Distributions and Sales	4.55%	1.77%	1.23%	Sep. 30, 2013
Advisor Class	7.29%		2.71%	Feb. 08, 2016
Institutional Class	7.67%		2.64%	Sep. 09, 2016
Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.51%	4.44%	3.92%	Sep. 30, 2013
[1]	Investor Class shares commenced operations on September 30, 2013. Advisor Class shares commenced operations on February 8, 2016, and Institutional Class shares commenced operations on September 9, 2016. Index information is since inception of Investor Class shares.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Income Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The Bloomberg Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Investors cannot directly invest in an index.

Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Income Fund during the periods shown.

Horizon Active Dividend Fund
HORIZON ACTIVE DIVIDEND FUND
Investment Objective. The investment objective of the Horizon Active Dividend Fund (the “Active Dividend Fund”) is capital appreciation and current income.
Fees and Expenses of the Active Dividend Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Active Dividend Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Horizon Active Dividend Fund		Advisor Class	Institutional Class	Investor Class
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none	0.10%
Expense Recoupment		0.04%	none	0.04%
Remainder of Other Expenses		0.26%	0.25%	0.27%
Other Expenses	[1],[2]	0.30%	0.25%	0.31%
Total Annual Fund Operating Expenses	[3],[4]	1.30%	1.00%	1.16%
[1]	“Other Expenses” are estimated for the current fiscal year for the Institutional Class.
[2]	The Active Dividend Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), has contractually agreed to waive its fees and reimburse expenses of the Active Dividend Fund, at least until March 31, 2022, so that the Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); payments, if any, under a Rule 12b-1 Distribution Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses (such as litigation)) do not exceed 0.99% of average daily net assets for each of the Advisor Class, Investor Class and Institutional Class shares; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by Horizon, within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment. This expense waiver agreement can only be terminated by a majority of the Active Dividend Fund’s trustees that are not “interested persons” of the Trust (as defined under the Investment Company Act of 1940, as amended) or a majority of the outstanding shares of the Fund.
[3]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio to average net assets included in the Active Dividend Fund’s financial highlights section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Active Dividend Fund loaned its portfolio securities.
[4]	This number represents the combined total fees and operating expenses of the underlying funds owned by the Active Dividend Fund and is not a direct expense incurred by the Active Dividend Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Active Dividend Fund, the operating expenses set forth in the Active Dividend Fund’s financial highlights do not include this figure.

Example. This Example is intended to help you compare the cost of investing in the Active Dividend Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Active Dividend Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Active Dividend Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Horizon Active Dividend Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisor Class	132	404	695	1,526
Institutional Class	102	318	552	1,225
Investor Class	118	360	621	1,367

Portfolio Turnover. The Active Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Active Dividend Fund’s performance. During the fiscal period ended November 30, 2020, the Income Fund’s portfolio turnover rate was 376% of the average value of the portfolio.

Principal Investment Strategies of the Active Dividend Fund

The Active Dividend Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), seeks to achieve the Active Dividend Fund’s investment objective by investing primarily in the equity securities of U.S. and foreign dividend paying companies. Equity securities include common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”) and real estate investment trusts (“REITs”).

The Active Dividend Fund employs a fundamental bottom-up process to identify companies that the Manager believes have one or more of the following characteristics:

•	Dividend-paying

•	Favorable long-term fundamental characteristics

•	Priced below what Horizon believes to be the Company’s intrinsic value

•	Projected ability to grow intrinsic value per share over the long-term

The intrinsic value of a security is the value that Horizon believes an informed buyer would pay for the security. Horizon’s calculation of a company’s intrinsic value may consider the company’s growth prospects, historic and projected return on capital, tangible and intangible asset values or projections of the company’s future cash flows and may also compare the current market valuation of the company to its own historical valuation or to the current market valuation of other similar companies.

The Active Dividend Fund may invest in companies of any size capitalization, although it expects to generally invest in large capitalization companies. The Fund considers a large market capitalization company to be a company with a market capitalization greater than $10 billion at the time of purchase. In addition, the Active Dividend Fund may buy or write options on puts or calls for investment purposes, to hedge other investments or to generate option premiums for the Active Dividend Fund, and may implement such investments through option combinations such as spreads, straddles, strangles and collars.

Under normal circumstances, the Active Dividend Fund will invest not less than 80% of the value of its net assets in “dividend paying securities”, which the Adviser defines as equity securities (i) that have paid a dividend in the prior 12 calendar months or (ii) that the Adviser believes are reasonably likely to pay a dividend in the 12 calendar months following the Active Dividend Fund’s acquisition of the security.

The Active Dividend Fund’s option strategies may involve options combinations, such as spreads or collars. In “spread” transactions, the Active Dividend Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. When the Active Dividend Fund engages in spread transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. A “collar” position combines a put option purchased by the Active Dividend Fund (the right of the Active Dividend Fund to sell a specific security within a specified period) with a call option that is written by the Active Dividend Fund (the right of the counterparty to buy the same security) in a single instrument, and the Active Dividend Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option; however, downside protection may be limited as compared to just owning a single option. There is no limit on the number or size of the options transactions in which the Active Dividend Fund may engage; however, the Active Dividend Fund will not use options for the purpose of increasing the Active Dividend Fund’s leverage with respect to any portfolio investment.

The Active Dividend Fund will typically sell portfolio securities to seek to secure gains or limit potential losses, when Horizon believes that other more favorable opportunities exist or when Horizon otherwise believes it is in the best interest of the Active Dividend Fund.

Principal Risks of the Active Dividend Fund

Many factors affect the Active Dividend Fund’s performance. The Active Dividend Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Active Dividend Fund invests. The Active Dividend Fund is not federally insured or guaranteed by any government agency. You may lose money by investing in the Active Dividend Fund.

Management Risk. The ability of the Active Dividend Fund to meet its investment objective is directly related to the allocation of the Active Dividend Fund’s assets. Horizon may allocate the Active Dividend Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Active Dividend Fund’s value may be adversely affected.

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Active Dividend Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Dividend Yield Risk. While the Active Dividend Fund may hold securities of companies that have historically paid a dividend, those companies may reduce or discontinue their dividends in the future, thus reducing income to the Active Dividend Fund. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or of markets generally.

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Active Dividend Fund to potentially significant losses. If the Active Dividend Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Active Dividend Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Active Dividend Fund’s participation in gains above the price of the call option are forfeited in return for receiving the call option premium. To the extent the Active Dividend Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Active Dividend Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

Foreign Securities Risk. Investing in securities issued by companies whose principal business activities are outside the United States, or investing in ADRs or ETFs focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, and they are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of greater price volatility and possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets from foreign markets, political or financial instability, or diplomatic and other developments, which could affect such investments.

Equity Securities Risk. Equity securities typically have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Foreign Currency Risk. Foreign currency-linked investment risk includes market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies in which the Active Dividend Fund’s underlying investments are long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Income Fund’s service providers or counterparties, issuers of securities held by the Active Dividend Fund, or other market participants may adversely affect the Active Dividend Fund and its shareholders, including by causing losses for the Active Dividend Fund or impairing its operations.

Real Estate Risk. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

Smaller and Medium Capitalization Company Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Value Risk. The Active Dividend Fund follows an investing style that favors value investments. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Active Dividend Fund may underperform other funds that use different investing styles.

Performance

The bar chart illustrates the risks of investing in Investor Class shares of the Active Dividend Fund by showing the Active Dividend Fund’s average returns for each calendar year since inception. The Average Annual Total Returns table shows how the Active Dividend Fund’s average annual returns compare with those of a broad measure of market performance. The Active Dividend Fund’s past performance, before and after taxes, is not necessarily an indication of how the Active Dividend Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

Calendar Year Return as of December 31 Investor Class

During the period shown in the bar chart, the best performance for a quarter was 10.97% (for the quarter ended December 31, 2020). The worst performance was -25.37% (for the quarter ended March 31, 2020).

Active Dividend Fund Average Annual Total Returns
Average Annual Total Returns - Horizon Active Dividend Fund	1 Year	Since Inception [1]	Inception Date
Investor Class	(3.23%)	6.53%	Dec. 28, 2016
Investor Class | After Taxes on Distributions	(3.77%)	5.41%	Dec. 28, 2016
Investor Class | After Taxes on Distributions and Sales	(1.60%)	4.74%	Dec. 28, 2016
Advisor Class	(3.35%)	4.65%	Jun. 20, 2017
S&P Global 100 Index (reflects no deduction for fees, expenses or taxes)	18.68%	15.44%	Dec. 28, 2016
[1]	Investor Class shares commenced operations on December 28, 2016. Advisor Class shares commenced operations on June 20, 2017. Institutional Class shares had not commenced operations prior to the date of this Prospectus. Index information is since inception of Investor Class shares.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Income Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P Global 100 Index measures the performance of multi-national, blue chip companies of major importance in the global equity markets. Investors cannot directly invest in an index.

Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Active Dividend Fund during the periods shown.

Horizon Defined Risk Fund
HORIZON DEFINED RISK FUND
Investment Objective: The investment objective of the Horizon Defined Risk Fund (the “Defined Risk Fund”) is capital appreciation and capital preservation.
Fees and Expenses of the Defined Risk Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Defined Risk Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Horizon Defined Risk Fund		Advisor Class	Institutional Class	Investor Class
Management Fees		0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	none	0.10%
Other Expenses	[1]	0.23%	0.22%	0.22%
Total Annual Fund Operating Expenses		1.28%	1.02%	1.12%
Fee Waiver and Expense Reimbursements	[2]	(0.08%)	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements/Recoupment	[3]	1.20%	0.94%	1.04%
[1]	“Other Expenses” is estimated for the current fiscal year for the Institutional Class.
[2]	The Defined Risk Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), has contractually agreed to waive its advisory fees and/or reimburse expenses of the Defined Risk Fund, at least until March 31, 2022, so that the Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); payments, if any, under a Rule 12b-1 Distribution Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses (such as litigation)) do not exceed 0.94% of average daily net assets for each of the Advisor Class, Investor Class and Institutional Class shares; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by Horizon, within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment. This expense waiver agreement can only be terminated by a majority of the Fund’s trustees that are not “interested persons” of the Trust (as defined under the 1940 Act) or a majority of the outstanding shares of the Fund.
[3]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio to average net assets included in the Defined Risk Fund’s financial highlights section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses, but includes the expense reductions generated when the Defined Risk Fund loaned its portfolio securities.

Example: This Example is intended to help you compare the cost of investing in the Defined Risk Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Defined Risk Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Defined Risk Fund’s operating expenses remain the same (taking into account the contractual expense limitation). The operating expense limitation discussed in the table above is reflected only through March 31, 2022. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Horizon Defined Risk Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisor Class	122	398	695	1,538
Institutional Class	96	317	555	1,241
Investor Class	106	348	609	1,356

Portfolio Turnover. The Defined Risk Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Defined Risk Fund’s performance. During the fiscal period ended November 30, 2020, the Income Fund’s portfolio turnover rate was 28% of the average value of the portfolio.

Principal Investment Strategies of the Defined Risk Fund

The Defined Risk Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), seeks to achieve the Defined Risk Fund’s investment objective by investing in a broadly diversified portfolio of equity securities (the “Equity Portfolio”), while seeking to generate income, hedge volatility and reduce the downside risk of the Equity Portfolio by buying and selling put and call options (the “Options Portfolio”). Horizon expects that the combination of the returns from the Equity Portfolio and the potential cash flow, reduced volatility and downside protection from the Options Portfolio will provide the Defined Risk Fund with the potential to capture a majority of the returns associated with the general equity markets with reduced risk and volatility.

Equity Portfolio

Securities in the Equity Portfolio may include common and preferred stock, exchange-traded funds (“ETFs”), convertible debt securities, American Depositary Receipts (“ADRs”), and securities issued by real estate investment trusts (“REITs”).

Horizon selects equity securities for the Defined Risk Fund’s Equity Portfolio by assessing each security’s projected return and expected risk using a multi-disciplined approach consisting of economic, quantitative and fundamental analysis.

The Equity Portfolio typically focuses on investing in individual stocks. However, the Equity Portfolio may also invest in ETFs or baskets of securities, preferred stock, convertible debt securities, ADRs and REITs when Horizon believes such investments may offer higher return and/or lower risk than individual securities or when Horizon believes such investments will provide strategic exposure to a desired sector or market segment. Potential ETFs are reviewed for sufficient trading liquidity and fit within the overall diversification needs of the Equity Portfolio prior to investment. Horizon selects securities for the Equity Portfolio without restriction as to an issuer’s country or capitalization.

The Defined Risk Fund will typically sell equity securities to achieve a desired diversification, to secure gains or limit potential losses or when Horizon otherwise believes it is in the best interest of the Defined Risk Fund. Horizon expects to engage in frequent buying and selling of securities to achieve the Defined Risk Fund’s investment objective.

Options Portfolio

The Options Portfolio will generally consist of options “collars”, which are options combinations comprised of a written call option or call spread and a purchased put option or put spread on the same underlying security. To implement an options collar, the Defined Risk Fund will write a call option or call spread on the underlying security with a strike price above the price of the underlying security and purchase a corresponding put option or put spread on the same underlying security with a strike price below the price of that security. A call or put “spread” is an option combination whereby the Defined Risk Fund buys an option for investment purposes and writes another option on the same underlying security with the same expiration date, but a different strike price (e.g., a higher strike price in the case of a call and a lower strike price in the case of a put), as a way to offset some of the cost of purchasing the first option.

When the Defined Risk Fund writes (sells) a call or put option, it receives a premium from the purchaser, which may be used to offset the price of purchasing other options. In addition to the cash flow generated by the selling options, the Defined Risk Fund will write call options to seek to reduce the volatility of the Equity Portfolio, especially in down or sideways markets. Writing call options will, however, reduce the Defined Risk Fund’s ability to profit from increases in the value of the Equity Portfolio because the Defined Risk Fund will begin to accrue liabilities to the purchaser of the call option once the price of the underlying security rises above the option’s strike price. The Defined Risk Fund will buy corresponding put options in an attempt to protect the Defined Risk Fund from significant market declines in the Equity Portfolio that may occur over short periods of time. The Defined Risk Fund will primarily use exchange-traded options on indexes, ETFs and other individual equity securities, but may also use over-the-counter options when Horizon deems it advisable to do so.

The Defined Risk Fund will typically increase its use of options collars when the Adviser’s research indicates that markets are likely to experience volatility, and there is no maximum or minimum amount of assets that the Defined Fund may use to invest in options collars.

Horizon uses quantitative techniques to screen the available option universe for options collars that Horizon believes offer the best risk/return characteristics for the Equity Portfolio, taking into account, among other things, the following characteristics:

•	liquidity of underlying instruments

•	basis risk/tracking error between portfolio & options positions

•	volatility forecasts

•	option relative valuation

•	time to maturity & strike prices

The Defined Risk Fund typically expects to allow the options in the Options Portfolio to expire, but may seek to close out options positions ahead of expiration when Horizon believes it is advantageous to do so.

There is no limit on the number or size of the options transactions in which the Fund may engage; however, the Fund will not use options for the purpose of increasing the Fund’s leverage with respect to any portfolio investment.

Principal Risks of the Defined Risk Fund

Many factors affect the Defined Risk Fund’s performance. The Defined Risk Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Defined Risk Fund invests. The Defined Risk Fund is not federally insured or guaranteed by any government agency. You may lose money by investing in the Defined Risk Fund.

Management Risk. The ability of the Defined Risk Fund to meet its investment objective is directly related to the allocation of the Defined Risk Fund’s assets. Horizon may allocate the Defined Risk Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Defined Risk Fund’s value may be adversely affected.

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Defined Risk Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. During those periods, the Defined Risk Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Defined Risk Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Fund’s participation in gains above the price of the call option are forfeited in return for receiving the call option premium. To the extent a Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

Equity Securities Risk. Equity securities typically have greater price volatility than fixed income securities. The market price of equity securities owned by the Defined Risk Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Quantitative Model Risk. The Defined Risk Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Defined Risk Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Defined Risk Fund’s portfolio. Any of these factors could cause the Defined Risk Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Foreign Securities Risk. Investing in securities issued by companies whose principal business activities are outside the United States, or investing in ADRs or ETFs focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, and they are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of greater price volatility and possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets from foreign markets, political or financial instability, or diplomatic and other developments, which could affect such investments.

Real Estate Risk. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT performance depends on the types and locations of the rental properties the REIT owns, how well the REIT manages those properties, competition faced by the REIT’s properties, market conditions and other factors.

ETF Risk. You will indirectly pay fees and expenses charged by the ETFs in addition to the Defined Risk Fund’s direct fees and expenses. As a result, the cost of investing in the Defined Risk Fund will be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF and its underlying investments. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), liquidity risk (risk that the Defined Risk Fund cannot dispose of its shares of the ETF promptly without a reduction in value) and risks associated with fixed income securities or foreign currencies.

Fluctuation of Net Asset Value (“NAV”); Unit Premiums and Discounts. The NAV of the shares of the ETFs in which the Defined Risk Fund may invest will generally fluctuate with changes in the market value of the ETF’s securities holdings and supply and demand of the ETF’s shares on the exchanges on which the ETF’s shares are traded. The market prices of an ETF’s shares may deviate significantly from the NAV of the ETF’s shares during periods of market volatility or reduced liquidity. If the Defined Risk Fund purchases an ETF’s shares at a time when the market price is at a premium to the NAV of the ETF’s shares or sells at a time when the market price is at a discount to the NAV of the ETF’s shares, then the Defined Risk Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Foreign Currency Risk. Foreign currency-linked investment risk includes market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies in which the Defined Risk Fund’s underlying investments are long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

New Fund Risk. The Defined Risk Fund is new with a limited operating history and there can be no assurance that the Defined Risk Fund will grow to or maintain an economically viable size.

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Defined Risk Fund’s service providers or counterparties, issuers of securities held by the Defined Risk Fund, or other market participants may adversely affect the Defined Risk Fund and its shareholders, including by causing losses for the Defined Risk Fund or impairing its operations.

Smaller and Medium Capitalization Company Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Performance

The bar chart illustrates the risks of investing in Investor Class shares of the Defined Risk Fund by showing the Defined Risk Fund’s average returns for each calendar year since inception. The Average Annual Total Returns table shows how the Defined Risk Fund’s average annual returns compare with those of a broad measure of market performance. The Defined Risk Fund’s performance, before and after taxes, is not necessarily an indication of how the Defined Risk Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

Calendar Year Return as of December 31 Investor Class

During the period shown in the bar chart, the best performance for a quarter was 8.48% (for the quarter ended June 30, 2020). The worst performance was -12.12% (for the quarter ended March 31, 2020).
Defined Risk Fund Average Annual Total Returns
Average Annual Total Returns - Horizon Defined Risk Fund	1 Year	Since Inception [1]	Inception Date
Investor Class	7.21%	5.62%	Dec. 28, 2017
Investor Class | After Taxes on Distributions	7.07%	5.48%	Dec. 28, 2017
Investor Class | After Taxes on Distributions and Sales	4.37%	4.33%	Dec. 28, 2017
Advisor Class	7.06%	5.27%	Feb. 02, 2018
S&P 500 Total Index (reflects no deduction for fees, expenses or taxes)	18.40%	13.94%	Dec. 28, 2017
Bloomberg Barclays U.S. Treasury 1-3 Years Index (reflects no deduction for fees, expenses or taxes)	3.16%	2.78%	Dec. 28, 2017
[1]	Investor Class shares commenced operations on December 28, 2017. Advisor Class shares commenced operations on February 2, 2018. Institutional Class shares had not commenced operations prior to the date of this Prospectus. Index information is since inception of Investor Class shares.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Income Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index.

The Bloomberg Barclays U.S. Treasury 1-3 Years Index measures the performance of the U.S. government bond market and includes public obligations of the U.S. Treasury with a maturity between 1 and up to (but not including) 3 years. Investors cannot invest directly in an index.

Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Defined Risk Fund during the periods shown.

Horizon U.S. Defensive Equity Fund
Horizon U.S. Defensive Equity Fund (formerly, Horizon Defensive Multi-Factor Fund)
Investment Objective. The investment objective of the Horizon U.S. Defensive Equity Fund (the “Defensive Fund”) is capital appreciation.
Fees and Expenses of the Defensive Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Defensive Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Horizon U.S. Defensive Equity Fund		Advisor Class	Institutional Class	Investor Class
Management Fees		0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	none	0.10%
Other Expenses	[1]	0.26%	0.25%	0.25%
Total Annual Fund Operating Expenses		1.31%	1.05%	1.15%
Fee Waiver and Expense Reimbursements	[2]	(0.06%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements/Recoupment		1.25%	1.00%	1.10%
[1]	“Other Expenses” are estimated for the current fiscal year for the Institutional Class.
[2]	The Defensive Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), has contractually agreed to waive its fees and reimburse expenses of the Defensive Fund, at least until December 31, 2022, so that the Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); payments, if any, under a Rule 12b-1 Distribution Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses (such as litigation)) do not exceed 0.99% of average daily net assets for each of the Advisor Class, Investor Class and Institutional Class shares; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by Horizon, within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment. This expense waiver agreement can only be terminated by a majority of the Fund’s trustees that are not “interested persons” of the Trust (as defined under the Investment Company Act of 1940, as amended) or a majority of the outstanding shares of the Fund.

Example: This Example is intended to help you compare the cost of investing in the Defensive Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Defensive Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Defensive Fund’s operating expenses remain the same (taking into account the contractual expense limitation). The operating expense limitation discussed in the table above is reflected only through December 31, 2022. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Horizon U.S. Defensive Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisor Class	127	409	712	1,574
Institutional Class	102	329	575	1,278
Investor Class	112	360	628	1,393

Portfolio Turnover. The Defensive Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Defensive Fund’s performance. During the fiscal period ended November 30, 2020, the Income Fund’s portfolio turnover rate was 325% of the average value of the portfolio.

Principal Investment Strategies of the Defensive Fund

The Defensive Fund seeks to achieve its investment objective by investing primarily in large and mid-cap U.S. common stocks, and employs defensive techniques, including strategic portfolio positioning, to achieve lower overall volatility as compared to the market generally. The Defensive Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), generally considers large and mid-cap issuers to be those that are within the range of the S&P 500 and S&P 400 indices when purchased. However, the Fund can invest in companies of any size, which may include small-cap companies, at the discretion of the Adviser.

Horizon selects and weights securities using a flexible approach that combines active management and quantitative models to allocate the Fund’s portfolio between issuers, sectors and/or factors (e.g., growth, value, momentum, quality, size and volatility) that Horizon believes offer the opportunity for the highest projected return for a given amount of risk. Horizon assesses projected return and expected risk using a multi-disciplined approach consisting of economic, quantitative and fundamental analysis. The Defensive Fund expects its risk/return analysis will favor defensive investments, and therefore the Defensive Fund may lag the performance of traditional U.S. equity markets in strong up markets, but is designed to outperform when traditional U.S. equity markets decline. The Defensive Fund expects to engage in frequent buying and selling of securities to achieve its investment objective.

Under normal circumstances, the Defensive Fund will invest not less than 80% of the value of its net assets in the equity securities of U.S. companies.

Options. The Defensive Fund may also buy or write put and call options for investment purposes, to hedge other investments, or to generate option premiums for the Fund. The Defensive Fund’s options investments may involve “covered” positions where the Fund may write a call option on an underlying position to generate income. The Defensive Fund may involve a “collateralized” strategy more generally, where the Defensive Fund may write put options on a security whose value is collaterized by cash (“cash-secured puts”) or otherwise collaterized by the Fund’s securities.

The Defensive Fund’s option strategies may involve options combinations, such as spreads, straddles, strangles and collars. In “spread” transactions, the Defensive Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. When the Defensive Fund engages in spread transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. In “straddles,” the Defensive Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and the same exercise price. A “collar” position combines a put option purchased by the Defensive Fund (the right of the Defensive Fund to sell a specific security within a specified period) with a call option that is written by the Defensive Fund (the right of the counterparty to buy the same security) in a single instrument, and the Defensive Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option; however, downside protection may be limited as compared to just owning a single option. There is no limit on the number or size of the options transactions in which the Defensive Fund may engage.

Principal Risks of the Defensive Fund

Many factors affect the Defensive Fund’s performance. The Defensive Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Defensive Fund invests. The Defensive Fund is not federally insured or guaranteed by any government agency. You may lose money by investing in the Defensive Fund.

Management Risk. The ability of the Defensive Fund to meet its investment objective is directly related to the allocation of the Defensive Fund’s assets. Horizon may allocate the Defensive Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Defensive Fund’s value may be adversely affected. Horizon’s analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters could be wrong and may not produce desired results.

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Defensive Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to restrictions and halts. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Domestic Strategy Risk. Because the Defensive Fund will invest primarily in securities of U.S. issuers, the Defensive Fund is subject to the risk that certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure, and the Fund will be restricted in its ability to allocate its investments to the securities of non-U.S. issuers.

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Defensive Fund to potentially significant losses. If the Defensive Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Defensive Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Defensive Fund’s participation in gains above the price of the call option are forfeited in return for receiving the call option premium.

Quantitative Model Risk. The Defensive Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Defensive Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Defensive Fund’s portfolio. Any of these factors could cause the Defensive Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Turnover Risk. As a result of its trading strategies, the Defensive Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses, which may lower the performance of the Defensive Fund, and may also result in the realization of short-term capital gains. The Defensive Fund must generally distribute realized capital gains to shareholders, increasing the Defensive Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains, which are taxed to shareholders at ordinary income tax rates.

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Smaller and Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Equity Securities Risk. Equity securities typically have greater price volatility than fixed-income securities. The market price of equity securities owned by the Defensive Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Fluctuation of Net Asset Value (“NAV”); Unit Premiums and Discounts. The NAV of the shares of the ETFs in which the Defensive Fund may invest will generally fluctuate with changes in the market value of the ETF’s securities holdings and supply and demand of the ETF’s shares on the exchanges on which the ETF’s shares are traded. The market prices of an ETF’s shares may deviate significantly from the NAV of the ETF’s shares during periods of market volatility or reduced liquidity. If the Defensive Fund purchases an ETF’s shares at a time when the market price is at a premium to the NAV of the ETF’s shares or sells at a time when the market price is at a discount to the NAV of the ETF’s shares, then the Defensive Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Focus Risk. To the extent that the Defensive Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Defensive Fund’s performance.

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Defensive Fund’s service providers or counterparties, issuers of securities held by the Defensive Fund, or other market participants may adversely affect the Defensive Fund and its shareholders, including by causing losses for the Defensive Fund or impairing its operations.

Performance

The bar chart illustrates the risks of investing in Investor Class shares of the Defensive Fund by showing the Defensive Fund’s average returns for each calendar year since inception. The Average Annual Total Returns table shows how the Defensive Fund’s average annual returns compare with those of a broad measure of market performance. The Defensive Fund’s past performance, before and after taxes, is not necessarily an indication of how the Defensive Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

Calendar Year Return as of December 31 Investor Class

During the period shown in the bar chart, the best performance for a quarter was 10.64% (for the quarter ended June 30, 2020). The worst performance was -18.80% (for the quarter ended March 31, 2020).
Defensive Fund Average Annual Total Returns
Average Annual Total Returns - Horizon U.S. Defensive Equity Fund	1 Year	Since Inception [1]	Inception Date
Investor Class	5.17%	7.30%	Jun. 26, 2019
Investor Class | After Taxes on Distributions	5.10%	7.20%	Jun. 26, 2019
Investor Class | After Taxes on Distributions and Sales	3.12%	5.58%	Jun. 26, 2019
Advisor Class		5.66%	Jan. 31, 2020
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	18.40%	20.48%	Jun. 26, 2019
[1]	Investor Class shares commenced operations on June 26, 2019. Advisor Class shares commenced operations on January 31, 2020. Institutional Class shares had not commenced operations prior to the date of this Prospectus. Index information is since inception of Investor Class shares.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Defensive Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The MSCI USA Minimum Volatility Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap USA equity universe. The index is calculated by optimizing the MSCI USA Index, its parent index, in USD for the lowest absolute risk (within a given set of constraints). Historically, the index has shown lower beta and volatility characteristics relative to the MSCI USA Index. Investors cannot directly invest in an index.

Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Defensive Fund during the periods shown.

Horizon ESG Defensive Core Fund
Horizon ESG Defensive Core Fund

Investment Objective: The investment objective of the Horizon ESG Defensive Core Fund (the “ESG Fund”) is to seek long-term growth of capital, current income and growth of income, while mitigating downside risk through use of a risk overlay strategy (the “Risk Assist® strategy”).

Fees and Expenses of the ESG Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the ESG Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Horizon ESG Defensive Core Fund		Advisor Class	Institutional Class	Investor Class
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none	0.10%
Other Expenses	[1]	3.57%	5.40%	5.40%
Total Annual Fund Operating Expenses		4.57%	6.15%	6.25%
Fee Waiver and Expense Reimbursements	[2],[3]	(3.37%)	(5.20%)	(5.20%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements/Recoupment		1.20%	0.95%	1.05%
[1]	“Other Expenses” are estimated for the current fiscal year for the Institutional Class.
[2]	The ESG Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), has contractually agreed to waive its fees and reimburse expenses of the ESG Fund, at least until December 31, 2022, so that the Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); payments, if any, under a Rule 12b-1 Distribution Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses (such as litigation)) do not exceed 0.94% of average daily net assets for each of the Advisor Class, Investor Class and Institutional Class shares; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by Horizon, within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment. This expense waiver agreement can only be terminated by a majority of the Fund’s trustees that are not “interested persons” of the Trust (as defined under the Investment Company Act of 1940, as amended) or a majority of the outstanding shares of the Fund.
[3]	This number represents the combined total fees and operating expenses of the underlying funds owned by the ESG Fund and is not a direct expense incurred by the ESG Fund or deducted from Fund assets.

Example: This Example is intended to help you compare the cost of investing in the ESG Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ESG Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the ESG Fund’s operating expenses remain the same (taking into account the contractual expense limitation). The operating expense limitation discussed in the table above is reflected only through December 31, 2022. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Horizon ESG Defensive Core Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisor Class	122	1,075	2,036	4,475
Institutional Class	97	1,362	2,598	5,567
Investor Class	107	1,390	2,642	5,636

Portfolio Turnover. The ESG Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the ESG Fund’s performance. During the fiscal period ended November 30, 2020, the ESG Fund’s portfolio turnover rate was 81% of the average value of the portfolio.

Principal Investment Strategies of the ESG Fund

The ESG Fund seeks to achieve the ESG Fund’s investment objective by investing in large U.S. common stocks screened by the Fund’s investment sub-adviser, DWS Investment Management Americas, Inc. (“DIMA”), with regard to certain environmental, social and corporate governance impact (“ESG”) criteria. DIMA generally considers the largest 1,000 U.S. companies, ranked according to market capitalization, to be the ESG Fund’s investable universe. The ESG Fund also seeks to mitigate downside risk by allocating all or a portion of the ESG Fund’s portfolio, as determined by Horizon, to Horizon’s Risk Assist strategy, which is an active risk reduction strategy intended to guard against large declines in an equity portfolio.

Under normal circumstances, the ESG Fund will invest not less than 80% of the value of its net assets in “ESG investments”, which the ESG Fund defines as equity securities and fixed income investments issued by companies that qualify for investment after undergoing DIMA’s ESG screening process. For purposes of this policy, the ESG Fund considers U.S. Treasury Securities to qualify as ESG investments.

ESG Screening. To determine the securities in which the ESG Fund will invest, DIMA initially evaluates an issuer issuer’s performance across certain ESG criteria (outlined below), and then summarizes this evaluation in a proprietary ESG rating which is calculated by DWS International GmbH, an affiliate of DIMA, on the basis of data obtained from various ESG data providers. Primarily issuers with an ESG rating above a minimum threshold determined by DIMA are considered for investment by the ESG Fund. When determining the proprietary ESG rating for each issuer, DIMA considers multiple factors, including:

•	Level of involvement in controversial sectors and weapons;

•	Adherence to corporate governance principles (including, but not limited to: composition, effectiveness and independence of the board of directors; remuneration; and relations with shareholders, including shareholder voting rights);

•	ESG rating relative to a peer group of issuers; and

•	Efforts to meet the United Nations’ Sustainable Development Goals, which are focused on ending poverty and other deprivations by improving health and education, reducing inequality, and spurring economic growth concurrently with addressing climate change and the preservation of oceans and forests.

Stocks not eliminated in the ESG screening process are then further evaluated for potential investment by DIMA, as described below.

Equity Selection. In choosing stocks, the ESG Fund uses proprietary quantitative models to identify and acquire holdings for the ESG Fund. The quantitative models are research based and identify primarily fundamental factors, including valuation, momentum, profitability, earnings and sales growth, which have been effective sources of return historically. These are dynamic models with different factor weights for different industry groupings. The ESG Fund’s portfolio is constructed based on this quantitative process that strives to maximize returns while maintaining a risk profile similar to the ESG Fund’s investable universe. The ESG Fund may sell a security when its quantitative model indicates that other investments are more attractive, when the company no longer meets performance or risk expectations, or to maintain portfolio characteristics similar to the ESG Fund’s investable universe. All of DIMA’s investment decisions are made within risk parameters set by portfolio management. The factors considered and models used by the ESG Fund may be adjusted from time to time and may favor different types of securities from different industries and companies at different times.

Additional Overlay: Risk Assist® Strategy

Under the Risk Assist® strategy, Horizon continually measures market conditions with a specific focus on characteristics that indicate abnormal or severe risk conditions (such as increases in market volatility and decreases in global equity markets), in order to apply a proprietary process that prompts a risk reduction of the portfolio. The ESG Fund typically executes this strategy by investing up to 100% of the ESG Fund’s portfolio in U.S. Treasuries or other cash equivalents, which may include, without limitation, U.S. Treasury-focused securities, which may include, without limitation, Treasury bonds, Treasury notes, Treasury Inflated Protection Securities (collectively, “U.S. Treasury Securities”); exchange traded options on U.S. Treasury Securities; repurchase agreements fully collateralized by U.S. Treasury Securities; and money market instruments, including obligations of U.S. and foreign banks, corporate obligations, U.S. government securities, municipal securities, repurchase agreements and asset-backed securities, paying a fixed, variable or floating interest rate (collectively, “Cash Equivalents”); or money market funds or ETFs that invest in Cash Equivalents. The ESG Fund may invest in U.S. Treasury Securities without regard to maturity or duration.

Although Horizon may elect to allocate 100% of the ESG Fund’s assets to the Risk Assist® strategy, it is not required to. Instead, Horizon employs the Risk Assist® strategy in stages, and Horizon may elect to allocate between 0% and 100% of the ESG Fund’s assets to the Risk Assist® strategy, depending on Horizon’s determination of current market risk.

The ESG Fund will typically sell portfolio securities to adjust portfolio allocations as described above, to seek to secure gains or limit potential losses, or when Horizon otherwise believes it is in the best interest of the ESG Fund. When Horizon employs the Risk Assist® strategy, Horizon will typically direct DIMA to sell a specified amount of securities, and DIMA will select the specific securities to be sold and execute the sales, and, at Horizon’s direction, DIMA will then buy ETFs or money market funds that invest in Cash Equivalents. When Horizon determines to eliminate or reduce the ESG Fund’s allocation to the Risk Assist® strategy, Horizon will typically direct DIMA to sell all or apportion of the assets allocated to the Risk Assist® strategy , and DIMA will re-implement the portfolio. Notwithstanding the foregoing, Horizon may at times effect purchases and sales of Cash Equivalents, or ETFs or money market funds that invest in Cash Equivalents, directly.

The ESG Fund’s algorithm also includes a process by which it systematically attempts to protect investment gains within the portfolio based on Horizon’s measures of perceived risk. The result of this process is referred to as a “ratchet”. To implement the ratchet, Horizon first determines the lowest portfolio value that the algorithm is calculated to accommodate during any 12-month period. As the Risk Assist’s portfolio value grows (typically when the portfolio has experienced 3-5% of appreciation, depending on market conditions), the Risk Assist® algorithm will increase (i.e., “ratchet” up) the value of the loss tolerance limit in an attempt to protect those gains.

Principal Risks of the ESG Fund

Many factors affect the ESG Fund’s performance. The ESG Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector and geographic location of the securities in which the ESG Fund invests. The ESG Fund is not federally insured or guaranteed by any government agency. You may lose money by investing in the ESG Fund.

ESG Investing Risk. Investing primarily in investments that meet ESG criteria carries the risk that the ESG Fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of companies and, therefore, may underperform funds that do not consider ESG factors.

Management Risk. The ability of the ESG Fund to meet its investment objective is directly related to DIMA’s selection of securities in the ESG Fund’s portfolio, and Horizon’s ability to effectively allocate Fund assets to, and otherwise implement, the Risk Assist strategy. The ability of the ESG Fund to meet its investment objective will also depend on Horizon’s ability to successfully oversee the activities of, and communicate with, DIMA. The ESG Fund’s portfolio may under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the ESG Fund’s value may be adversely affected. The ESG Fund’s portfolio managers analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters could be wrong and may not produce desired results..

Risk Assist Strategy Risk. Implementing the ESG Fund’s Risk Assist strategy may result in periods of time when the Fund is invested primarily (or entirely) in Cash Equivalents (as opposed to equity securities). There can be no guarantee that the Risk Assist strategy, including the ratchet function, will be successful in preventing losses in the ESG Fund’s portfolio. Because the Risk Assist strategy may be implemented in stages, the ESG Fund may have market exposure during times when the Risk Assist strategy is being implemented. To the extent that the Risk Assist strategy is implemented, the ESG Fund will likely not benefit from capital appreciation or income from the equity markets. To the extent that the Risk Assist strategy is not implemented in a timely manner, the ESG Fund may underperform.

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The ESG Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, lead to trading restrictions and halts. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Quantitative Model Risk. The ESG Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the ESG Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that the Fund’s investment adviser or sub-adviser may not be successful in selecting companies for investment or determining the weighting of particular stocks in the ESG Fund’s portfolio. Any of these factors could cause the ESG Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Turnover Risk. As a result of its trading strategies, the ESG Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses, which may lower the performance of the ESG Fund, and may also result in the realization of short-term capital gains. The ESG Fund must generally distribute realized capital gains to shareholders, increasing the ESG Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains, which are taxed to shareholders at ordinary income tax rates.

Domestic Strategy Risk. Because the ESG Fund will invest primarily in securities of U.S. issuers, the ESG Fund is subject to the risk that certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure, and the Fund will be restricted in its ability to allocate its investments to the securities of non-U.S. issuers.

Equity Securities Risk. Equity securities typically have greater price volatility than fixed-income securities. The market price of equity securities owned by the ESG Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

ETF Risk. You will indirectly pay fees and expenses charged by the ETFs in addition to the ESG Fund’s direct fees and expenses. As a result, the cost of investing in the ESG Fund will be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF and its underlying investments. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), liquidity risk (risk that the ESG Fund cannot dispose of its shares of the ETF promptly without a reduction in value) and risks associated with fixed-income securities or foreign currencies.

Fixed-income Risk. The ESG Fund will be subject to fixed-income risks to the extent that the ESG Fund implements the Risk Assist strategy. The value of investments in fixed-income securities, options on fixed-income securities and securities in which the underlying investments are fixed-income securities, are expected to fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed-income securities owned by the ESG Fund or its underlying investments. Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment. Issuers may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Fluctuation of Net Asset Value (“NAV”); Unit Premiums and Discounts. The NAV of the shares of the ETFs in which the ESG Fund may invest will generally fluctuate with changes in the market value of the ETF’s securities holdings and supply and demand of the ETF’s shares on the exchanges on which the ETF’s shares are traded. The market prices of an ETF’s shares may deviate significantly from the NAV of the ETF’s shares during periods of market volatility or reduced liquidity. If the ESG Fund purchases an ETF’s shares at a time when the market price is at a premium to the NAV of the ETF’s shares or sells at a time when the market price is at a discount to the NAV of the ETF’s shares, then the ESG Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Focus Risk. To the extent that the ESG Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the ESG Fund’s performance.

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the ESG Fund’s service providers or counterparties, issuers of securities held by the ESG Fund, or other market participants may adversely affect the ESG Fund and its shareholders, including by causing losses for the ESG Fund or impairing its operations.

Performance

The bar chart illustrates the risks of investing in Investor Class shares of the ESG Fund by showing the ESG Fund’s average returns for each calendar year since inception. The Average Annual Total Returns table shows how the ESG Fund’s average annual returns compare with those of a broad measure of market performance. The ESG Fund’s past performance, before and after taxes, is not necessarily an indication of how the ESG Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

Calendar Year Return as of December 31 Investor Class

During the period shown in the bar chart, the best performance for a quarter was 13.69% (for the quarter ended December 31, 2020). The worst performance was -13.19% (for the quarter ended March 31, 2020).

ESG Fund Average Annual Total Returns
Average Annual Total Returns - Horizon ESG Defensive Core Fund	1 Year	Since Inception [1]	Inception Date
Investor Class	21.76%	21.15%	Dec. 26, 2019
Investor Class | After Taxes on Distributions	20.54%	19.95%	Dec. 26, 2019
Investor Class | After Taxes on Distributions and Sales	13.00%	15.68%	Dec. 26, 2019
Advisor Class		20.87%	Jan. 08, 2020
MSCI USA Index (reflects no deduction for fees, expenses or taxes)	21.37%	20.74%	Dec. 26, 2019
[1]	Investor Class shares commenced operations on December 26, 2019. Advisor Class shares commenced operations on January 8, 2020. Institutional Class shares had not commenced operations prior to the date of this Prospectus. Index information is since inception of Investor Class shares.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the ESG Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The MSCI USA Index is designed to measure the performance of the large and mid cap segments of the U.S. market. With 616 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the U S. Index returns do not reflect the effects of fees or expenses. Investors cannot directly invest in an index.

Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the ESG Fund during the periods shown.